Property, Plant and Equipment	12 Months Ended
Apr. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	April 30,
	2011	2012
	HK$	HK$
Property, plant and equipment:
Buildings	21,148	55,680
Plant and machineries	753,866	793,044
Furniture, fixtures and equipment	125,106	143,837
Leasehold improvements	8,070	8,379
Computer equipment	12,983	16,828
Motor vehicles	9,406	11,018
Moulds	23,477	22,714
	954,056	1,051,500
Accumulated depreciation and amortization	(497,971)	(634,642)
Construction in progress	94,994	107,279
Property, plant and equipment, net	551,079	524,137

As of April 30, 2011 and 2012, construction in progress mainly represents the new factory building and the staff dormitory located in Shenzhen under construction.

Depreciation and amortization of property, plant and equipment were HK$120,850, HK$142,089 and HK$155,668 during the years ended April 30, 2010, 2011 and 2012, respectively.

Property, plant and equipment recorded under capital leases consist of the following:

	April 30,
	2011	2012
	HK$	HK$
Property, plant and equipment recorded under capital leases:
Plant and machineries	32,803	5,362
Accumulated depreciation and amortization	(14,827)	(3,915)
Property, plant and equipment recorded under capital leases, net	17,976	1,447

Depreciation and amortization of property, plant and equipment recorded under capital leases were HK$9,251, HK$4,725 and HK$1,072 for the years ended April 30, 2010 and 2011 and 2012 respectively.